Accrued Expenses And Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Line Items]
Deposit received for the sale of property, plant and equipment	$ 7,483	$ 12,518
Government subsidies	4,177	4,400
Social insurance and benefits payables	3,300	3,533
Accrued operating expenses	2,751	581
Payables to suppliers	924	5,038
Accrued professional fees	840	916
Other tax payables	805	565
Accrued wages	734	760
Payables for purchases of property plant and equipment	455	734
Commission payable	177	307
Warranty provision	146	138
Contract deposit for constructor	46	218
Accrued interest expense	38	19
Others	721	619
Accrued expenses and other current liabilities	$ 22,597	$ 30,346